Organization and Description of Business - Liquidity and Going Concern (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents		$ 28,260	$ 28,260								$ 1,383
Net loss	$ (8,235)	3,606	3,600		$ (10,761)				$ (21,278)	$ (27,969)
Net cash used in operating activities			(6,358)						$ (15,990)	(18,561)
Accumulated deficit		$ (13,217)	$ (13,217)								(133,649)
Adagio Medical Inc
Cash and cash equivalents							$ 2,045				1,383	$ 5,547
Net loss				$ (7,309)		$ (8,949)	(13,043)	$ (17,208)		(27,969)	(36,590)	(23,673)
Net cash used in operating activities							(13,684)	$ (12,162)			(25,652)	(22,412)
Accumulated deficit				$ (140,958)	$ (125,028)		(146,692)			$ (125,028)	(133,649)	(97,059)
Working capital deficit							$ 55,000				$ 42,000	$ 6,200